Average Annual Total Returns - Goldman Sachs Target Date 2030 Portfolio	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class A Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class A Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Class A Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Institutional Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Institutional Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Institutional Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	Service Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Service Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Service Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Service Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Investor Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Investor Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Investor Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R Shares Since Inception	Class R Shares Inception Date	Class R Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class R Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class R Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Class R Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Class R6 Shares Since Inception	Class R6 Shares Inception Date	Class R6 Shares Return After Taxes on Distributions 1 Year	Class R6 Shares Return After Taxes on Distributions 5 Years	Class R6 Shares Return After Taxes on Distributions 10 Years	Class R6 Shares Return After Taxes on Distributions Since Inception	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class R6 Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class R6 Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 10 Years	Class R6 Shares S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	5.31%			7.18%	Aug. 22, 2016	11.72%			8.91%	11.89%			9.02%	Aug. 22, 2016	11.72%			8.91%	11.46%			8.53%	Aug. 22, 2016	11.72%			8.91%	11.66%			8.84%	Aug. 22, 2016	11.72%			8.91%	11.21%			8.32%	Aug. 22, 2016	11.72%			8.91%	11.91%	9.35%	8.17%		Oct. 01, 2007	11.22%	6.81%	6.91%		7.26%	6.77%	6.35%		11.72%	9.18%	7.65%